CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 102,983	$ 65,275	$ 173,316
Other comprehensive income (loss) (net of tax of nil):
Foreign currency translation adjustment	39,305	(41,786)	(75,687)
Gain(loss) on commodity hedge	(1,844)	2,083	2,078
Gain(loss) on interest rate swap	(246)	10,375
Comprehensive income	140,198	35,947	99,707
Less: comprehensive income attributable to non-controlling interests	2,846	2,656	7,759
Comprehensive income attributable to Canadian Solar Inc.	$ 137,352	$ 33,291	$ 91,948